LEASES (Schedule of Components of Operating Lease Expense) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Operating lease expenses	[1]	$ 2,139	$ 2,196
Short- term lease expenses		222	272
Total lease expenses		$ 2,361	$ 2,468

[1]	Operating lease expenses was paid in cash during the year ended December 31, 2020